Preferred Units and Associated Call Right Liability - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Conversion of stock description			Ten for one
Proceeds from issuance of common stock, gross	$ 49,200,000
Issuance costs	100,000
Proceeds from issuance of common stock, net	48,400,000	$ 60,482,000
Profits interests using option pricing model approach	700,000
Fair value of call right liability	0
Decrease to call right liability				$ 300,000
Series A-1
Class Of Stock [Line Items]
Conversion price			$ 0.2885
Temporary equity redemption price per share			0.2885
Series A-2
Class Of Stock [Line Items]
Conversion price			0.4078
Temporary equity redemption price per share			$ 0.4078
Purchase units			36,782,737
Purchase price per units			$ 0.4078
Series A-3
Class Of Stock [Line Items]
Conversion price			0.6392
Temporary equity redemption price per share			$ 0.6392
Purchase units			23,466,834
Purchase price per units			$ 0.6392
Series A-4
Class Of Stock [Line Items]
Conversion price			0.9834
Temporary equity redemption price per share			$ 0.9834
Purchase units			15,253,203
Purchase price per units			$ 0.9834
Series A4B
Class Of Stock [Line Items]
Conversion price			0.9834
Temporary equity redemption price per share			0.9834
Series A-5
Class Of Stock [Line Items]
Conversion price			1.10
Temporary equity redemption price per share			$ 1.10
Stock issued	$ 44,739,689
Stock price per unit	$ 1.10
Stock issued value					$ 300,000
Class C Common Units
Class Of Stock [Line Items]
Stock issued	$ 4,509,750
Proceeds from issuance of common stock, net				$ 720,000